Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds V
Entity Central Index Key	0001738078
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000202291
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Institutional Shares
Trading Symbol	BFMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$22	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	(0.69)%	4.47%	0.12%	1.44%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,787,122,000
Holdings Count | Holding	2,534
InvestmentCompanyPortfolioTurnover	273.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,787,122,000
Number of Portfolio Holdings...
2,534
Portfolio Turnover Rate...
273%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.6%
U.S. Treasury Obligations...
22.7
Corporate Bonds...
20.9
Non-Agency Mortgage-Backed Securities...
9.4
Asset-Backed Securities...
7.5
Foreign Government Obligations...
2.5
Foreign Agency Obligations...
0.8
Municipal Bonds...
0.5
Investment Companies...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
68.0%
AA/Aa...
3.2
A...
6.9
BBB/Baa...
16.6
BB/Ba...
0.1
B...
0.1
CC/Ca...
0.0Footnote Reference(b)
N/R...
5.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202289
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Investor A Shares
Trading Symbol	BCBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	(0.82)%	4.21%	(0.13)%	1.17%
Investor A Shares (with sales charge)...
	(4.78)	0.04	(0.94)	0.76
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,787,122,000
Holdings Count | Holding	2,534
InvestmentCompanyPortfolioTurnover	273.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,787,122,000
Number of Portfolio Holdings...
2,534
Portfolio Turnover Rate...
273%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.6%
U.S. Treasury Obligations...
22.7
Corporate Bonds...
20.9
Non-Agency Mortgage-Backed Securities...
9.4
Asset-Backed Securities...
7.5
Foreign Government Obligations...
2.5
Foreign Agency Obligations...
0.8
Municipal Bonds...
0.5
Investment Companies...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
68.0%
AA/Aa...
3.2
A...
6.9
BBB/Baa...
16.6
BB/Ba...
0.1
B...
0.1
CC/Ca...
0.0Footnote Reference(b)
N/R...
5.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202290
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Investor C Shares
Trading Symbol	BCBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$71	1.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	(1.20)%	3.43%	(0.88)%	0.57%
Investor C Shares (with sales charge)...
	(2.17)	2.43	(0.88)	0.57
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,787,122,000
Holdings Count | Holding	2,534
InvestmentCompanyPortfolioTurnover	273.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,787,122,000
Number of Portfolio Holdings...
2,534
Portfolio Turnover Rate...
273%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.6%
U.S. Treasury Obligations...
22.7
Corporate Bonds...
20.9
Non-Agency Mortgage-Backed Securities...
9.4
Asset-Backed Securities...
7.5
Foreign Government Obligations...
2.5
Foreign Agency Obligations...
0.8
Municipal Bonds...
0.5
Investment Companies...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
68.0%
AA/Aa...
3.2
A...
6.9
BBB/Baa...
16.6
BB/Ba...
0.1
B...
0.1
CC/Ca...
0.0Footnote Reference(b)
N/R...
5.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202293
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Class K Shares
Trading Symbol	CCBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	(0.66)%	4.52%	0.18%	1.50%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,787,122,000
Holdings Count | Holding	2,534
InvestmentCompanyPortfolioTurnover	273.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,787,122,000
Number of Portfolio Holdings...
2,534
Portfolio Turnover Rate...
273%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.6%
U.S. Treasury Obligations...
22.7
Corporate Bonds...
20.9
Non-Agency Mortgage-Backed Securities...
9.4
Asset-Backed Securities...
7.5
Foreign Government Obligations...
2.5
Foreign Agency Obligations...
0.8
Municipal Bonds...
0.5
Investment Companies...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
68.0%
AA/Aa...
3.2
A...
6.9
BBB/Baa...
16.6
BB/Ba...
0.1
B...
0.1
CC/Ca...
0.0Footnote Reference(b)
N/R...
5.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202292
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Class R Shares
Trading Symbol	BCBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$46	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class R Shares ...
	(1.05)%	3.95%	(0.40)%	0.92%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,787,122,000
Holdings Count | Holding	2,534
InvestmentCompanyPortfolioTurnover	273.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,787,122,000
Number of Portfolio Holdings...
2,534
Portfolio Turnover Rate...
273%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.6%
U.S. Treasury Obligations...
22.7
Corporate Bonds...
20.9
Non-Agency Mortgage-Backed Securities...
9.4
Asset-Backed Securities...
7.5
Foreign Government Obligations...
2.5
Foreign Agency Obligations...
0.8
Municipal Bonds...
0.5
Investment Companies...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
68.0%
AA/Aa...
3.2
A...
6.9
BBB/Baa...
16.6
BB/Ba...
0.1
B...
0.1
CC/Ca...
0.0Footnote Reference(b)
N/R...
5.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202297
Shareholder Report [Line Items]
Fund Name	BlackRock Mortgage-Backed Securities Fund
Class Name	Institutional Shares
Trading Symbol	BGNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mortgage-Backed Securities Fund (the “Fund”) (formerly known as BlackRock GNMA Portfolio) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	(0.24)%	4.99%	(0.64)%	0.88%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
Bloomberg U.S. MBS Index...
	(0.20)	5.39	(0.69)	1.11
Bloomberg GNMA Total Return Index Value Unhedged USD...
	0.16	5.18	(0.59)	1.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 265,324,836
Holdings Count | Holding	623
InvestmentCompanyPortfolioTurnover	1132.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$265,324,836
Number of Portfolio Holdings...
623
Portfolio Turnover Rate...
1,132%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
98.8%
Non-Agency Mortgage-Backed Securities...
1.2
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
99.3%
N/R...
0.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202295
Shareholder Report [Line Items]
Fund Name	BlackRock Mortgage-Backed Securities Fund
Class Name	Investor A Shares
Trading Symbol	BGPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mortgage-Backed Securities Fund (the “Fund”) (formerly known as BlackRock GNMA Portfolio) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	(0.35)%	4.73%	(0.90)%	0.61%
Investor A Shares (with sales charge)...
	(4.34)	0.54	(1.71)	0.20
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
Bloomberg U.S. MBS Index...
	(0.20)	5.39	(0.69)	1.11
Bloomberg GNMA Total Return Index Value Unhedged USD...
	0.16	5.18	(0.59)	1.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 265,324,836
Holdings Count | Holding	623
InvestmentCompanyPortfolioTurnover	1132.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$265,324,836
Number of Portfolio Holdings...
623
Portfolio Turnover Rate...
1,132%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
98.8%
Non-Agency Mortgage-Backed Securities...
1.2
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
99.3%
N/R...
0.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202296
Shareholder Report [Line Items]
Fund Name	BlackRock Mortgage-Backed Securities Fund
Class Name	Investor C Shares
Trading Symbol	BGPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mortgage-Backed Securities Fund (the “Fund”) (formerly known as BlackRock GNMA Portfolio) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$71	1.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	(0.73)%	3.96%	(1.63)%	0.02%
Investor C Shares (with sales charge)...
	(1.71)	2.96	(1.63)	0.02
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
Bloomberg U.S. MBS Index...
	(0.20)	5.39	(0.69)	1.11
Bloomberg GNMA Total Return Index Value Unhedged USD...
	0.16	5.18	(0.59)	1.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 265,324,836
Holdings Count | Holding	623
InvestmentCompanyPortfolioTurnover	1132.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$265,324,836
Number of Portfolio Holdings...
623
Portfolio Turnover Rate...
1,132%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
98.8%
Non-Agency Mortgage-Backed Securities...
1.2
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
99.3%
N/R...
0.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202298
Shareholder Report [Line Items]
Fund Name	BlackRock Mortgage-Backed Securities Fund
Class Name	Class K Shares
Trading Symbol	BBGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Mortgage-Backed Securities Fund (the “Fund”) (formerly known as BlackRock GNMA Portfolio) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	(0.10)%	5.18%	(0.58)%	0.94%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
Bloomberg U.S. MBS Index...
	(0.20)	5.39	(0.69)	1.11
Bloomberg GNMA Total Return Index Value Unhedged USD...
	0.16	5.18	(0.59)	1.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 265,324,836
Holdings Count | Holding	623
InvestmentCompanyPortfolioTurnover	1132.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$265,324,836
Number of Portfolio Holdings...
623
Portfolio Turnover Rate...
1,132%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
98.8%
Non-Agency Mortgage-Backed Securities...
1.2
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
99.3%
N/R...
0.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202277
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Institutional Shares
Trading Symbol	BHYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	1.17%	7.34%	7.60%	4.95%
Bloomberg U.S. Universal Index...
	(0.15)	5.24	0.32	1.83
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	1.18	7.69	7.28	5.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 26,839,596,596
Holdings Count | Holding	1,514
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$26,839,596,596
Number of Portfolio Holdings...
1,514
Portfolio Turnover Rate...
31%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
86.8%
Floating Rate Loan Interests...
7.3
Investment Companies...
2.4
Preferred Securities...
1.5
Fixed Rate Loan Interests...
1.4
Common Stocks...
0.5
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.1
BB/Ba...
35.8
B...
46.5
CCC/Caa...
9.0
CC/Ca...
0.0Footnote Reference(b)
N/R...
3.5
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

C000202273
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Service Shares
Trading Symbol	BHYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$45	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Service Shares ...
	0.85%	6.85%	7.26%	4.64%
Bloomberg U.S. Universal Index...
	(0.15)	5.24	0.32	1.83
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	1.18	7.69	7.28	5.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 26,839,596,596
Holdings Count | Holding	1,514
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$26,839,596,596
Number of Portfolio Holdings...
1,514
Portfolio Turnover Rate...
31%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
86.8%
Floating Rate Loan Interests...
7.3
Investment Companies...
2.4
Preferred Securities...
1.5
Fixed Rate Loan Interests...
1.4
Common Stocks...
0.5
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.1
BB/Ba...
35.8
B...
46.5
CCC/Caa...
9.0
CC/Ca...
0.0Footnote Reference(b)
N/R...
3.5
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

C000202275
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Investor A Shares
Trading Symbol	BHYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$46	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	0.99%	6.96%	7.24%	4.61%
Investor A Shares (with sales charge)...
	(3.05)	2.68	6.37	4.18
Bloomberg U.S. Universal Index...
	(0.15)	5.24	0.32	1.83
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	1.18	7.69	7.28	5.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 26,839,596,596
Holdings Count | Holding	1,514
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$26,839,596,596
Number of Portfolio Holdings...
1,514
Portfolio Turnover Rate...
31%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
86.8%
Floating Rate Loan Interests...
7.3
Investment Companies...
2.4
Preferred Securities...
1.5
Fixed Rate Loan Interests...
1.4
Common Stocks...
0.5
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.1
BB/Ba...
35.8
B...
46.5
CCC/Caa...
9.0
CC/Ca...
0.0Footnote Reference(b)
N/R...
3.5
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

C000202276
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Investor C Shares
Trading Symbol	BHYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$78	1.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	0.67%	6.28%	6.53%	4.02%
Investor C Shares (with sales charge)...
	(0.31)	5.29	6.53	4.02
Bloomberg U.S. Universal Index...
	(0.15)	5.24	0.32	1.83
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	1.18	7.69	7.28	5.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 26,839,596,596
Holdings Count | Holding	1,514
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$26,839,596,596
Number of Portfolio Holdings...
1,514
Portfolio Turnover Rate...
31%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
86.8%
Floating Rate Loan Interests...
7.3
Investment Companies...
2.4
Preferred Securities...
1.5
Fixed Rate Loan Interests...
1.4
Common Stocks...
0.5
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.1
BB/Ba...
35.8
B...
46.5
CCC/Caa...
9.0
CC/Ca...
0.0Footnote Reference(b)
N/R...
3.5
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

C000202279
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Class K Shares
Trading Symbol	BRHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	1.08%	7.29%	7.67%	5.04%
Bloomberg U.S. Universal Index...
	(0.15)	5.24	0.32	1.83
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	1.18	7.69	7.28	5.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 26,839,596,596
Holdings Count | Holding	1,514
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$26,839,596,596
Number of Portfolio Holdings...
1,514
Portfolio Turnover Rate...
31%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
86.8%
Floating Rate Loan Interests...
7.3
Investment Companies...
2.4
Preferred Securities...
1.5
Fixed Rate Loan Interests...
1.4
Common Stocks...
0.5
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.1
BB/Ba...
35.8
B...
46.5
CCC/Caa...
9.0
CC/Ca...
0.0Footnote Reference(b)
N/R...
3.5
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

C000202278
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Class R Shares
Trading Symbol	BHYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$56	1.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class R Shares ...
	0.88%	6.72%	6.98%	4.32%
Bloomberg U.S. Universal Index...
	(0.15)	5.24	0.32	1.83
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	1.18	7.69	7.28	5.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 26,839,596,596
Holdings Count | Holding	1,514
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$26,839,596,596
Number of Portfolio Holdings...
1,514
Portfolio Turnover Rate...
31%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
86.8%
Floating Rate Loan Interests...
7.3
Investment Companies...
2.4
Preferred Securities...
1.5
Fixed Rate Loan Interests...
1.4
Common Stocks...
0.5
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.0Footnote Reference(b)
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
5.1
BB/Ba...
35.8
B...
46.5
CCC/Caa...
9.0
CC/Ca...
0.0Footnote Reference(b)
N/R...
3.5
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

C000202303
Shareholder Report [Line Items]
Fund Name	BlackRock Impact Mortgage Fund
Class Name	Institutional Shares
Trading Symbol	PNIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	(0.40)%	5.30%	(1.00)%	0.94%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
Bloomberg U.S. MBS Index...
	(0.20)	5.39	(0.69)	1.11

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 262,846,956
Holdings Count | Holding	373
InvestmentCompanyPortfolioTurnover	1170.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$262,846,956
Number of Portfolio Holdings...
373
Portfolio Turnover Rate...
1,170%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.2%
Non-Agency Mortgage-Backed Securities...
0.8
Asset-Backed Securities...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.0Footnote Reference(b)
BBB/Baa...
0.1
N/R...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202301
Shareholder Report [Line Items]
Fund Name	BlackRock Impact Mortgage Fund
Class Name	Investor A Shares
Trading Symbol	CIGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$59	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	(0.52)%	5.04%	(1.26)%	0.67%
Investor A Shares (with sales charge)...
	(4.50)	0.84	(2.06)	0.26
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
Bloomberg U.S. MBS Index...
	(0.20)	5.39	(0.69)	1.11

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 262,846,956
Holdings Count | Holding	373
InvestmentCompanyPortfolioTurnover	1170.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$262,846,956
Number of Portfolio Holdings...
373
Portfolio Turnover Rate...
1,170%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.2%
Non-Agency Mortgage-Backed Securities...
0.8
Asset-Backed Securities...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.0Footnote Reference(b)
BBB/Baa...
0.1
N/R...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202302
Shareholder Report [Line Items]
Fund Name	BlackRock Impact Mortgage Fund
Class Name	Investor C Shares
Trading Symbol	BIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$96	1.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	(1.00)%	4.15%	(2.00)%	0.06%
Investor C Shares (with sales charge)...
	(1.97)	3.15	(2.00)	0.06
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
Bloomberg U.S. MBS Index...
	(0.20)	5.39	(0.69)	1.11

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 262,846,956
Holdings Count | Holding	373
InvestmentCompanyPortfolioTurnover	1170.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$262,846,956
Number of Portfolio Holdings...
373
Portfolio Turnover Rate...
1,170%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.2%
Non-Agency Mortgage-Backed Securities...
0.8
Asset-Backed Securities...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.0Footnote Reference(b)
BBB/Baa...
0.1
N/R...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202305
Shareholder Report [Line Items]
Fund Name	BlackRock Impact Mortgage Fund
Class Name	Class K Shares
Trading Symbol	BIGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$44	0.88%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	(0.37)%	5.36%	(0.95)%	0.98%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
Bloomberg U.S. MBS Index...
	(0.20)	5.39	(0.69)	1.11

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 262,846,956
Holdings Count | Holding	373
InvestmentCompanyPortfolioTurnover	1170.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$262,846,956
Number of Portfolio Holdings...
373
Portfolio Turnover Rate...
1,170%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.2%
Non-Agency Mortgage-Backed Securities...
0.8
Asset-Backed Securities...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.0Footnote Reference(b)
BBB/Baa...
0.1
N/R...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202304
Shareholder Report [Line Items]
Fund Name	BlackRock Impact Mortgage Fund
Class Name	Class R Shares
Trading Symbol	BGBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Impact Mortgage Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$71	1.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class R Shares ...
	(0.64)%	4.78%	(1.50)%	0.43%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
Bloomberg U.S. MBS Index...
	(0.20)	5.39	(0.69)	1.11

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 262,846,956
Holdings Count | Holding	373
InvestmentCompanyPortfolioTurnover	1170.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$262,846,956
Number of Portfolio Holdings...
373
Portfolio Turnover Rate...
1,170%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
99.2%
Non-Agency Mortgage-Backed Securities...
0.8
Asset-Backed Securities...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
99.7%
AA/Aa...
0.0Footnote Reference(b)
BBB/Baa...
0.1
N/R...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202258
Shareholder Report [Line Items]
Fund Name	BlackRock Income Fund
Class Name	Institutional Shares
Trading Symbol	BMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,167,786,636
Holdings Count | Holding	2,015
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,167,786,636
Number of Portfolio Holdings...
2,015
Portfolio Turnover Rate...
156%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
39.0%
Asset-Backed Securities...
25.4
U.S. Government Sponsored Agency Securities...
14.0
Floating Rate Loan Interests...
13.0
Foreign Government Obligations...
3.2
Investment Companies...
3.1
Foreign Agency Obligations...
0.8
Non-Agency Mortgage-Backed Securities...
0.7
Preferred Securities...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
30.8%
AA/Aa...
2.4
A...
10.9
BBB/Baa...
22.3
BB/Ba...
13.5
B...
11.7
CCC/Caa...
1.6
CC/Ca...
0.1
N/R...
6.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202256
Shareholder Report [Line Items]
Fund Name	BlackRock Income Fund
Class Name	Investor A Shares
Trading Symbol	BMSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$44	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,167,786,636
Holdings Count | Holding	2,015
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,167,786,636
Number of Portfolio Holdings...
2,015
Portfolio Turnover Rate...
156%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
39.0%
Asset-Backed Securities...
25.4
U.S. Government Sponsored Agency Securities...
14.0
Floating Rate Loan Interests...
13.0
Foreign Government Obligations...
3.2
Investment Companies...
3.1
Foreign Agency Obligations...
0.8
Non-Agency Mortgage-Backed Securities...
0.7
Preferred Securities...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
30.8%
AA/Aa...
2.4
A...
10.9
BBB/Baa...
22.3
BB/Ba...
13.5
B...
11.7
CCC/Caa...
1.6
CC/Ca...
0.1
N/R...
6.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202257
Shareholder Report [Line Items]
Fund Name	BlackRock Income Fund
Class Name	Investor C Shares
Trading Symbol	BMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$81	1.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.62%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,167,786,636
Holdings Count | Holding	2,015
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,167,786,636
Number of Portfolio Holdings...
2,015
Portfolio Turnover Rate...
156%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
39.0%
Asset-Backed Securities...
25.4
U.S. Government Sponsored Agency Securities...
14.0
Floating Rate Loan Interests...
13.0
Foreign Government Obligations...
3.2
Investment Companies...
3.1
Foreign Agency Obligations...
0.8
Non-Agency Mortgage-Backed Securities...
0.7
Preferred Securities...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
30.8%
AA/Aa...
2.4
A...
10.9
BBB/Baa...
22.3
BB/Ba...
13.5
B...
11.7
CCC/Caa...
1.6
CC/Ca...
0.1
N/R...
6.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202259
Shareholder Report [Line Items]
Fund Name	BlackRock Income Fund
Class Name	Class K Shares
Trading Symbol	BMSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,167,786,636
Holdings Count | Holding	2,015
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,167,786,636
Number of Portfolio Holdings...
2,015
Portfolio Turnover Rate...
156%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
39.0%
Asset-Backed Securities...
25.4
U.S. Government Sponsored Agency Securities...
14.0
Floating Rate Loan Interests...
13.0
Foreign Government Obligations...
3.2
Investment Companies...
3.1
Foreign Agency Obligations...
0.8
Non-Agency Mortgage-Backed Securities...
0.7
Preferred Securities...
0.6
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
30.8%
AA/Aa...
2.4
A...
10.9
BBB/Baa...
22.3
BB/Ba...
13.5
B...
11.7
CCC/Caa...
1.6
CC/Ca...
0.1
N/R...
6.7
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202282
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Institutional Shares
Trading Symbol	BFMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	1.57%	6.01%	2.77%	2.03%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	1.62	5.65	1.60	1.75

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,656,141,202
Holdings Count | Holding	1,618
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,656,141,202
Number of Portfolio Holdings...
1,618
Portfolio Turnover Rate...
112%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
44.3%
U.S. Treasury Obligations...
19.8
Non-Agency Mortgage-Backed Securities...
15.1
Asset-Backed Securities...
13.2
U.S. Government Sponsored Agency Securities...
6.5
Foreign Agency Obligations...
1.0
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.2%
AA/Aa...
2.9
A...
14.7
BBB/Baa...
22.6
BB/Ba...
3.2
B...
3.1
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
8.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000202280
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Investor A Shares
Trading Symbol	BLDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[7]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	1.55%	5.75%	2.51%	1.77%
Investor A Shares (with sales charge)...
	(0.73)	3.37	2.04	1.54
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	1.62	5.65	1.60	1.75

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,656,141,202
Holdings Count | Holding	1,618
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,656,141,202
Number of Portfolio Holdings...
1,618
Portfolio Turnover Rate...
112%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
44.3%
U.S. Treasury Obligations...
19.8
Non-Agency Mortgage-Backed Securities...
15.1
Asset-Backed Securities...
13.2
U.S. Government Sponsored Agency Securities...
6.5
Foreign Agency Obligations...
1.0
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.2%
AA/Aa...
2.9
A...
14.7
BBB/Baa...
22.6
BB/Ba...
3.2
B...
3.1
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
8.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000202286
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Investor A1 Shares
Trading Symbol	CMGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$25	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[8]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A1 Shares ...
	1.63%	5.91%	2.69%	1.93%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	1.62	5.65	1.60	1.75

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,656,141,202
Holdings Count | Holding	1,618
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,656,141,202
Number of Portfolio Holdings...
1,618
Portfolio Turnover Rate...
112%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
44.3%
U.S. Treasury Obligations...
19.8
Non-Agency Mortgage-Backed Securities...
15.1
Asset-Backed Securities...
13.2
U.S. Government Sponsored Agency Securities...
6.5
Foreign Agency Obligations...
1.0
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.2%
AA/Aa...
2.9
A...
14.7
BBB/Baa...
22.6
BB/Ba...
3.2
B...
3.1
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
8.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000202281
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Investor C Shares
Trading Symbol	BLDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$70	1.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%	[9]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	1.18%	4.96%	1.77%	1.16%
Investor C Shares (with sales charge)...
	0.18	3.96	1.77	1.16
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	1.62	5.65	1.60	1.75

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,656,141,202
Holdings Count | Holding	1,618
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,656,141,202
Number of Portfolio Holdings...
1,618
Portfolio Turnover Rate...
112%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
44.3%
U.S. Treasury Obligations...
19.8
Non-Agency Mortgage-Backed Securities...
15.1
Asset-Backed Securities...
13.2
U.S. Government Sponsored Agency Securities...
6.5
Foreign Agency Obligations...
1.0
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.2%
AA/Aa...
2.9
A...
14.7
BBB/Baa...
22.6
BB/Ba...
3.2
B...
3.1
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
8.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000202284
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Class K Shares
Trading Symbol	CLDBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[10]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	1.70%	6.07%	2.84%	2.09%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	1.62	5.65	1.60	1.75

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,656,141,202
Holdings Count | Holding	1,618
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,656,141,202
Number of Portfolio Holdings...
1,618
Portfolio Turnover Rate...
112%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
44.3%
U.S. Treasury Obligations...
19.8
Non-Agency Mortgage-Backed Securities...
15.1
Asset-Backed Securities...
13.2
U.S. Government Sponsored Agency Securities...
6.5
Foreign Agency Obligations...
1.0
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.2%
AA/Aa...
2.9
A...
14.7
BBB/Baa...
22.6
BB/Ba...
3.2
B...
3.1
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
8.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000202283
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Class R Shares
Trading Symbol	BLDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$45	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[11]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class R Shares ...
	1.43%	5.49%	2.28%	1.52%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(0.40)	1.46
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	1.62	5.65	1.60	1.75

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,656,141,202
Holdings Count | Holding	1,618
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,656,141,202
Number of Portfolio Holdings...
1,618
Portfolio Turnover Rate...
112%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
44.3%
U.S. Treasury Obligations...
19.8
Non-Agency Mortgage-Backed Securities...
15.1
Asset-Backed Securities...
13.2
U.S. Government Sponsored Agency Securities...
6.5
Foreign Agency Obligations...
1.0
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
45.2%
AA/Aa...
2.9
A...
14.7
BBB/Baa...
22.6
BB/Ba...
3.2
B...
3.1
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
8.3
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000228902
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable High Yield Bond Fund
Class Name	Institutional Shares
Trading Symbol	BSIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable High Yield Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$29	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[12]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	0.83%	6.84%	2.43%
Bloomberg U.S. Universal Index...
	(0.15)	5.24	(1.11)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	1.18	7.69	3.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 44,765,792
Holdings Count | Holding	522
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$44,765,792
Number of Portfolio Holdings...
522
Portfolio Turnover Rate...
26%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
91.6%
Floating Rate Loan Interests...
7.4
Preferred Securities...
0.7
Common Stocks...
0.2
Fixed Rate Loan Interests...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
BBB/Baa...
2.2%
BB/Ba...
39.4
B...
46.7
CCC/Caa...
11.3
N/R...
0.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

C000228901
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable High Yield Bond Fund
Class Name	Investor A Shares
Trading Symbol	BSHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable High Yield Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$42	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[13]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	0.70%	6.57%	2.17%
Investor A Shares (with sales charge)...
	(3.33)	2.31	1.05
Bloomberg U.S. Universal Index...
	(0.15)	5.24	(1.11)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	1.18	7.69	3.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 44,765,792
Holdings Count | Holding	522
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$44,765,792
Number of Portfolio Holdings...
522
Portfolio Turnover Rate...
26%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
91.6%
Floating Rate Loan Interests...
7.4
Preferred Securities...
0.7
Common Stocks...
0.2
Fixed Rate Loan Interests...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
BBB/Baa...
2.2%
BB/Ba...
39.4
B...
46.7
CCC/Caa...
11.3
N/R...
0.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

C000228903
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable High Yield Bond Fund
Class Name	Class K Shares
Trading Symbol	BSHKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable High Yield Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$27	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[14]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	0.85%	6.89%	2.47%
Bloomberg U.S. Universal Index...
	(0.15)	5.24	(1.11)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	1.18	7.69	3.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 44,765,792
Holdings Count | Holding	522
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$44,765,792
Number of Portfolio Holdings...
522
Portfolio Turnover Rate...
26%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
91.6%
Floating Rate Loan Interests...
7.4
Preferred Securities...
0.7
Common Stocks...
0.2
Fixed Rate Loan Interests...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
BBB/Baa...
2.2%
BB/Ba...
39.4
B...
46.7
CCC/Caa...
11.3
N/R...
0.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.